SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING
3.	SEGMENT REPORTING

The Company’s principal business is described in Note 1. The Company has determined that it operates in a single operating and reportable segment. The Company’s Chief Financial Officer is designated as the chief operating decision maker (“CODM”). The CODM evaluates the business as a whole and does not receive discrete financial information for separate business units. The CODM is responsible for evaluating financial results and making resource allocation decisions.

Significant Segment Expenses

The Company considers the following as significant expenses in evaluating its segment performance:

●	Research and Development: Includes costs related to materials and supplies, prototype hardware development, and third-party consulting costs.

●	General and Administrative: Includes personnel costs, contractor expenses, and other overhead expenses.

●	Legal and Professional Fees: Includes the cost of legal services to expand and maintain the Company’s patent portfolio, fees associated with various business transactions, and compliance with regulatory requirements.

Entity-Wide Disclosures

●	Geographic Revenue Information: For both the three and nine months ended September 30, 2025, 100% of the Company’s net sales were generated in the United States.

●	Major Customers: The Company has one customer that accounted for 10% or more of total revenue.

The Company did not generate revenue during the three and nine months ended September 30, 2024.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

3. SEGMENT REPORTING

The Company’s principal business is described in Note 1.  The Company has determined that it operates in a single operating and reportable segment. The Company’s Chief Financial Officer is designated as the chief operating decision maker (“CODM”). The CODM manages operations and reviews the financial information as a single operating segment at the entity level for the purposes of allocating resources and evaluating its financial performance.